The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 8,602,306
Net realized gains (losses) on sales and redemptions for physical bullion	147,583	$ 57,138
Net change in unrealized gains (losses)	5,849,334	1,701,279
Balance at end of year	15,952,722	8,602,306
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,602,306	6,506,367
Purchases	1,626,969	549,085
Sales
Redemptions for physical bullion	(273,470)	(211,563)
Net realized gains (losses) on sales and redemptions for physical bullion	147,583	57,138
Net change in unrealized gains (losses)	5,849,334	1,701,279
Balance at end of year	$ 15,952,722	$ 8,602,306